Held-to-maturity Financial Assets - Summary of Amortized Cost of Held-to-maturity Financial Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets	R$ 36,560	R$ 40,495
Corporate securities [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets	13,376	14,977
Brazilian external debt bonds [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets	9,073	12,042
Brazilian government securities [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets	13,650	12,937
Government securities abroad [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets	461	539
Colombia [Member] | Government securities abroad [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets	448	526
Uruguay [Member] | Government securities abroad [Member]
Disclosure of held to maturity financial assets [Line Items]
Held-to-maturity financial assets	R$ 13	R$ 13